Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPROTT FUNDS TRUST
Entity Central Index Key	0001728683
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Sprott Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Gold Miners ETF
Class Name	Sprott Gold Miners ETF
Trading Symbol	SGDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdm-sprott-gold-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$32	0.49%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.49%
Net Assets	$ 409,708,581
Holdings Count | Holdings	39
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$409,708,581
Number of Portfolio Holdings	39
Portfolio Turnover Rate	29%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Junior Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Gold Miners ETF
Class Name	Sprott Junior Gold Miners ETF
Trading Symbol	SGDJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$31	0.50%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.50%
Net Assets	$ 175,521,740
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$175,521,740
Number of Portfolio Holdings	30
Portfolio Turnover Rate	59%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Critical Materials ETF
Shareholder Report [Line Items]
Fund Name	Sprott Critical Materials ETF
Class Name	Sprott Critical Materials ETF
Trading Symbol	SETM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Critical Materials ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/setm-sprott-critical-materials-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 48,106,831
Holdings Count | Holdings	90
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$48,106,831
Number of Portfolio Holdings	90
Portfolio Turnover Rate	22%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Lithium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Lithium Miners ETF
Class Name	Sprott Lithium Miners ETF
Trading Symbol	LITP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Lithium Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/litp-sprott-lithium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$30	0.65%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%
Net Assets	$ 13,645,094
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$13,645,094
Number of Portfolio Holdings	30
Portfolio Turnover Rate	24%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
SPROTT URANIUM MINERS ETF
Shareholder Report [Line Items]
Fund Name	Sprott Uranium Miners ETF
Class Name	Sprott Uranium Miners ETF
Trading Symbol	URNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Uranium Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnm-sprott-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Net Assets	$ 1,749,288,005
Holdings Count | Holdings	37
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$1,749,288,005
Number of Portfolio Holdings	37
Portfolio Turnover Rate	9%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Junior Uranium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Uranium Miners ETF
Class Name	Sprott Junior Uranium Miners ETF
Trading Symbol	URNJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 307,354,046
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$307,354,046
Number of Portfolio Holdings	33
Portfolio Turnover Rate	18%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Junior Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Copper Miners ETF
Class Name	Sprott Junior Copper Miners ETF
Trading Symbol	COPJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf . You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copj-sprott-junior-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$43	0.75%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
Net Assets	$ 14,221,912
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$14,221,912
Number of Portfolio Holdings	45
Portfolio Turnover Rate	20%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Nickel Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Nickel Miners ETF
Class Name	Sprott Nickel Miners ETF
Trading Symbol	NIKL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Nickel Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/nikl-sprott-nickel-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 11,247,209
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$11,247,209
Number of Portfolio Holdings	26
Portfolio Turnover Rate	26%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025

Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Copper Miners ETF
Class Name	Sprott Copper Miners ETF
Trading Symbol	COPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Copper Miners ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copp-sprott-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 28,763,735
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$28,763,735
Number of Portfolio Holdings	55
Portfolio Turnover Rate	20%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Silver Miners & Physical Silver ETF
Shareholder Report [Line Items]
Fund Name	Sprott Silver Miners & Physical Silver ETF
Class Name	Sprott Silver Miners & Physical Silver ETF
Trading Symbol	SLVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Silver Miners & Physical Silver ETF (the "Fund") for the period of January 14, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Silver Miners & Physical Silver ETF	$36	0.65%
The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Expenses Short Period Footnote [Text Block]	The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.
Net Assets	$ 107,121,929
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$107,121,929
Number of Portfolio Holdings	51
Portfolio Turnover Rate	53%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Active Gold & Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Active Gold & Silver Miners ETF
Class Name	Sprott Active Gold & Silver Miners ETF
Trading Symbol	GBUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Active Gold & Silver Miners ETF (the "Fund") for the period of February 19, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Gold & Silver Miners ETF	$36	0.89%
The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.89%
Expenses Short Period Footnote [Text Block]	The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.
Net Assets	$ 45,849,334
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$45,849,334
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

Holdings [Text Block]	What Did the Fund Invest In? As of June 30, 2025
Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)
Sprott Gold Equity Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Institutional Class
Trading Symbol	SGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
	Institutional Class	$68	1.11%

*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.11%	[1]
Updated Performance Information Location [Text Block]	Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.
Net Assets	$ 1,174,929,678
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$1,174,929,678
Number of Holdings	51
Portfolio Turnover	22%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2025)

Top 10 Issuers	(%)
Gold Bullion	15.1%
Agnico Eagle Mines, Ltd.	5.5%
Coeur Mining, Inc.	4.4%
OceanaGold Corp.	4.3%
OR Royalties, Inc.	4.0%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
Lundin Gold, Inc.	3.4%
Wesdome Gold Mines, Ltd.	3.4%
Torex Gold Resources, Inc.	3.3%
Alamos Gold, Inc.	3.1%
Country Breakdown	(%)
Canada	62.8%
United States	30.4%
Australia	8.1%
United Kingdom	2.2%
Cash & Other	-3.5%

Sprott Gold Equity Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Investor Class
Trading Symbol	SGDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
	Investor Class	$85	1.39%

*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.39%	[2]
Updated Performance Information Location [Text Block]	Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.
Net Assets	$ 1,174,929,678
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$1,174,929,678
Number of Holdings	51
Portfolio Turnover	22%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2025)

Top 10 Issuers	(%)
Gold Bullion	15.1%
Agnico Eagle Mines, Ltd.	5.5%
Coeur Mining, Inc.	4.4%
OceanaGold Corp.	4.3%
OR Royalties, Inc.	4.0%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
Lundin Gold, Inc.	3.4%
Wesdome Gold Mines, Ltd.	3.4%
Torex Gold Resources, Inc.	3.3%
Alamos Gold, Inc.	3.1%
Country Breakdown	(%)
Canada	62.8%
United States	30.4%
Australia	8.1%
United Kingdom	2.2%
Cash & Other	-3.5%

[1]	Annualized
[2]	Annualized